Related Party Transactions - Schedule of Related Party Transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Nanjing Animal Pharmaceutical [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of merchandise				¥ 3,891
Advances provided to related parties	[1]			5,413
Trade payables to related parties				471
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of merchandise				3,891
Loans granted to related parties		680	1,989	4,761
Advances provided to related parties		980	14,433	5,413
Prepayments to related parties		18,439	19,804	5,466
Other receivables from related parties		5,394	4,935	5,658
Loans to related parties				238
Wuhan Chunzhijin [Member]
Schedule of Related Party Transactions [Line Items]
Loans granted to related parties	[2]	680	1,989	4,761
SUPERB ORIGIN INTERNATIONAL LIMITED [Member]
Schedule of Related Party Transactions [Line Items]
Advances provided to related parties	[2]		14,433
Weishi Network [Member]
Schedule of Related Party Transactions [Line Items]
Advances provided to related parties	[3]	980
Prepayments to related parties		1,362	1,134	1,401
Superb Origin International Limited [Member]
Schedule of Related Party Transactions [Line Items]
Prepayments to related parties		17,077	18,670	4,065
Yan Jiang [Member]
Schedule of Related Party Transactions [Line Items]
Loans to related parties				211
Shanghai Guangcheng Information [Member]
Schedule of Related Party Transactions [Line Items]
Loans to related parties				¥ 27
Nanjing Animal Pharmaceutical [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An equity investee of the Company until December, 2022
Wuhan Chunzhijin [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An equity investee of the Company
Weishi Network [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An equity investee of the Company
Beijing Petdog [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		An available-for-sale investee that the Company has significant influence
Shanghai Chelin Information Technology Center [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		A company with a common director of the Company
Merchant Tycoon Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		A shareholder of the Company
SUPERB ORIGIN INTERNATIONAL LIMITED [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		A shareholder of the Company
Yingzhi (Lisa) Tang [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		Senior management of the Company
Yan Jiang [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the company		Senior management of the Company

[1]	During the years ended March 31, 2024, 2025 and 2026, the Company made advance payments totaling RMB 5.4 million, Nil and Nil, respectively, to Nanjing Animal Pharmaceutical for the purchase of goods.
[2]	In January 2023 and June 2024, the Company made an advance payment of RMB 5.5 million and RMB 14.4 million, respectively, to SUPERB ORIGIN INTERNATIONAL LIMITED for the purchase of goods. As of March 31, 2025 and 2026, the balance of the advance payment was RMB18.7 million and RMB 17.1 million respectively, both of which are recorded as Prepayments to related parties.
[3]	During the years ended March 31, 2026, the Company made advance payments totaling RMB0.98 million to Weishi Network for the purchase of goods.